PRINCIPAL ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company's consolidated financial statements include allowance for doubtful receivables, provision for inventories and advances to suppliers, impairment of long-lived assets, the economic useful lives of property, plant and equipment, project assets and intangible assets, certain accrued liabilities including accruals for warranty costs, accounting for share-based compensation, fair value measurements of share-based compensation and financial instruments, legal contingencies, income taxes and related deferred tax valuation allowance.

Consolidation

b. Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

For the Group's majority-owned subsidiaries, non-controlling interests is recognized to reflect the portion of their equity interests which are not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statement of operation includes the net income attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests are recorded as noncontrolling interests in the Group's consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Foreign currency translation

c. Foreign currency translation

The Group's reporting currency is the Renminbi (“RMB”), the official currency in the PRC. The Company and certain subsidiaries use RMB as their functional currency. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People's Bank of China (the “PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in exchange loss in the consolidated statements of operations.

For consolidation purpose, the financial statements of the Company's subsidiaries whose functional currencies are other than the RMB are translated into RMB using exchange rates quoted by PBOC. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of in accumulated other comprehensive income in the consolidated statement of comprehensive income/ (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China's foreign exchange trading system market. The Company's aggregate amount of cash, cash equivalents and restricted cash denominated in RMB amounted to RMB602.7 million and RMB1,264.4 million as of December 31, 2013 and 2014, respectively.

Cash and cash equivalents

d. Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash

e. Restricted cash

Restricted cash represents deposits legally held by banks which are not available for the Group's general use. These deposits are held as collateral for issuance of letters of credit or guarantee, bank acceptance notes to vendors for purchase of machinery and inventories and forward contracts.

Restricted short-term investments

f. Restricted short-term investments

Restricted short-term investments represent the time deposits legally hold by banks with original maturities longer than three months and less than one year, which are held as collateral for issuance of letters of credit, guarantee bank acceptance notes or deposits for short-term borrowings.

Available-for-sale investment

g. Available-for-sale investment

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale investments and are reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income.

Subsequent to initial recognition, available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive income included in shareholders' equity. When there is objective evidence that the investment is impaired, the cumulative losses from the declines in fair value that had been recognized directly in accumulated other comprehensive income are removed from equity and recognized in the statement of operations. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the statement of operations. The Group evaluates the investments periodically for possible other-than temporary impairment. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment's amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group's intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its cost.

On September 20, 2013, the parent company (“Issuer”) of one of the Company's customers issued convertible bond (“Bond”) to the Company in order to settle the outstanding receivables owed by that customer of EUR 2,948,489. The Bond matures on December 31, 2015. Each Bond is convertible into one share at 1:1 ratio during September 1, 2014 to December 31, 2014, or June 1, 2015 to December 31, 2015. The Bond bears a simple interest of 5% per annum and is payable every six months in arrears on June 30 and December 31 of each year from 2013 to 2015. The Issuer, at any time, may redeem all the Bond outstanding by paying a sum of money at an amount equal to the greater of (1) the total nominal value of the Bond plus outstanding interest and (2) the counter- value. Upon maturity, the outstanding Bond will be reimbursed at the nominal value together with the accrued and unpaid interests.

The Company recorded such Bond as available-for-sale instruments as its intent is to convert the Bond into common shares when the common share price appreciates over its nominal value during the two convertible periods, and recorded the fair value change in the Bond in accumulated other comprehensive income.

Notes receivable and payable

h. Notes receivable and payable

Notes receivable represents bank or commercial drafts that have been arranged with third-party financial institutions by certain customers to settle their purchases from the Group. The carrying amount of notes receivable approximate their fair values due to the short-term maturity of the notes receivables. The allowance against notes receivable was RMB18,000,000 and nil as of December 31, 2013 and 2014, respectively. Allowance amount of RMB 18,000,000 as of December 31, 2013 was reversed in 2014 upon subsequent collection.

The Group also issues bank acceptance notes to its suppliers in China in the normal course of business. The Group classifies the changes in notes payable and the restricted cash held as collateral for issuance of bank acceptance notes as financing activities.

Notes receivable and payable are typically non-interest bearing and have maturities of less than six months.

Accounts receivable

i. Accounts receivable

Specific provisions are made against accounts receivable for estimated losses resulting from the inability of the Group's customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any. Before approving sales to each customer, the Group conducts a credit assessment for each customer to evaluate the collectability of such sales. The assessment usually takes into consideration the credit worthiness of such customer and its guarantor, if any, the Group's historical payment experience with such customer, industry-wide trends with respect to credit terms, including the terms offered by competitors, and the macro-economic conditions of the region to which sales will be made. The Group will execute a sales order with a customer and arrange for shipment only if its credit assessment concludes that the collectability with such customer is reasonably assured. The Group may also from time to time require security deposits from certain customers to minimize its credit risk. After the sales are made, the Group closely monitors the credit situation of each customer on an on-going basis for any subsequent change in its financial position, business development and credit rating, and evaluates whether any of such adverse change warrants further action to be taken by the Group, including asserting claims and/or initiating legal proceedings against the customer and/or its guarantor, as well as making provisions. It is also the Group's general practice to suspend further sales to any customer with significant overdue balances. The receivable from insurance is only recorded when insurance claim has been submitted to the insurance company and been accepted and acknowledged by the carrier and recovery is considered reasonably assured. Upon recording the recovery, the bad debt expense is reduced.

Short-term and long-term advances to suppliers

j. Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances to suppliers and provide for losses on advances which are akin to receivables in operating expenses because of suppliers' inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management's best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group's ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in advances to suppliers to be utilized beyond one year. A provision of advance to suppliers of RMB 227,073,440, nil and RMB2,694,857 was recorded for the years ended December 31, 2012, 2013 and 2014, respectively.

Inventories

k. Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Provisions are made for excessive, slow moving and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group's gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold. The sale of previously reserved inventory did not have a material impact on our gross margin percentage for any of the years presented.

In addition, the Group analyzes its firm purchase commitments, if any, at each period end. Provision is made in the current period if the net realizable value after considering estimated costs to convert polysilicon into saleable finished goods is higher than market selling price of finished goods as of the end of a reporting period. There was no loss provision recorded related to these long-term contracts for each of the three years ended December 31, 2012, 2013 and 2014.

Property, plant and equipment, net

l. Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture, fixture and office equipment	3-5 years
Motor vehicles	4-5 years

Construction in progress primarily represents the construction of new production line and buildings. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

Project Assets, net

m. Project Assets, net

Project assets represented the costs of solar power plants held for generation of electricity revenue and solar power plants under construction. Project assets are stated in the consolidated balance sheets at cost less accumulated depreciation and impairment provision, if any.

Costs of project assets consist primarily of costs relating to construction of solar power plants at various stages of development. These costs include costs for procurement of solar module and other equipment (including intercompany purchases), cost of land on which solar power plants are developed and other direct costs for developing and constructing solar power plants, such as costs for obtaining permits required for solar power plants and costs for designing, engineering, interest costs capitalized and installation in the course of construction. Such costs are capitalized starting from the point when it is determined that development of the solar power plant is probable. For a solar power project asset acquired from third parties, the initial cost is the acquisition cost which includes the consideration transferred and certain direct acquisition costs.

Costs capitalized in the construction of solar power plants under development will be transferred to completed solar power plants upon completion and when they are ready for intended use, which is at the point of time when the solar power plant is connected to grids and begins to generate electricity. Depreciation of the completed solar power plant commences once the solar power plant is ready for intended use. Depreciation is computed using the straight-line method over the expected life of 20 years.

Interest Capitalization

n. Interest Capitalization

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment or project assets. Interest capitalization ceases once a project is substantially completed or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Group capitalizes interest on amounts expended on the project at the Group's weighted average cost of borrowings. Interest expense capitalized for the years ended December 31, 2012, 2013 and 2014 were RMB7,507,649, RMB7,086,641, and RMB4,103,426, respectively.

Land use rights and land lease

o. Land use rights and land lease

a.	Land use rights

Land use rights represent acquisition costs to purchase land use rights from the PRC government, which are evidenced by property certificates. The periods of these purchased land use rights are either 50 years or 70 years. The Company classifies land use rights as long term assets on the balance sheet and cash outflows related to acquisition of land use right as investing activities.

Land use rights are carried at cost less accumulated amortization and impairment losses, if any. Amortization is computed using the straight-line method over the term specified in the land use right certificate for 50 years or 70 years, as applicable.

b.	Land lease

For certain of the Group's solar power project, the Group enters into land lease contracts with the owners of the land use rights. Under such lease arrangements, the owners retain the property right of the land use rights. While the Group can only set up the solar panels on these leased lands but does not have the right to sell, lease or dispose the land use rights. Accordingly, land leases are classified as operating leases, with the lease payments being recognised over the lease periods of 20 years to 50 years as operating expenses. Such land lease payments are classified as operating cash outflows.

Intangible assets

p. Intangible assets

Intangible assets include purchased software and fees paid to register trademarks and are amortized on a straight-line basis over their estimated useful lives, which are 5 or 10 years, respectively.

Business combination and assets acquisition

q. Business combination and assets acquisition

The Group accounts for business combinations using the acquisition method of accounting. This method requires that the acquisition consideration to be allocated to the assets, including separately identifiable intangible assets, and the liabilities that the Company acquires based on their estimated fair values. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Goodwill represents the excess of (i) the aggregate of (a) the consideration transferred measured in accordance with ASC 805, which generally requires acquisition-date fair value; (b) the fair value of any noncontrolling interests in the acquiree; and (c) in a business combination achieved in stages, the acquisition-date fair value of the acquirer's previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the consideration transferred is less than the fair value of the net assets acquired, the difference is recognized as a gain directly in the consolidated statement of operations. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are recognized as goodwill.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In December of each year, the Company tests impairment of goodwill at the reporting unit level and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. The Company performs a two-step goodwill impairment test. The first step, identifying potential impairment, compares the fair values of each reporting unit to its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied value is recognized as an impairment loss. As of December 31, 2012, 2013 and 2014, the Company had no goodwill. The Company's goodwill of RMB 45,645,832 resulted from the acquisition of Zhejiang Jinko in 2009 is fully impaired based on goodwill impairment test performed in 2011.

The Group acquires permits and solar power plants under construction through acquisition of equity interest in those solar power project companies. The Group evaluates whether the transfer of equity interests of a project company holding solar power plant under construction constitutes a business acquisition or an asset acquisition in accordance with ASC 805-10, which defines business consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set to qualify as a business. The Group considers that during initial development and before construction is completed and the solar power plant is connected to the grid, a project company only holds permits, modules, land use rights or land lease contract and other elements for construction, and does not have necessary input (the solar power plants itself), output (generation of electricity) and processes to operate as a business or have revenue-producing activities, therefore a solar power plant under construction does not meet the definition of a business until it begins operations. Accordingly the acquisition of equity interest of the project companies holding solar power plant under construction is not considered as business acquisition and is accounted for as assets acquisition. (Note 7)

Investments in affiliates

r. Investments in affiliates

The Group holds equity investments in affiliates in which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Group records its' proportionate share of the investees' income or loss in its consolidated financial statements. Cost method is used for investments over which the Company does not have the ability to exercise significant influence.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Impairment of long-lived assets

s. Impairment of long-lived assets

The Group's long-lived assets include property, plant and equipment, project assets, land use rights and intangible assets with finite lives. The Group's business requires heavy investment in manufacturing equipment that is technologically advanced, but can quickly become significantly under-utilized or rendered obsolete by rapid changes in demand for solar power products produced with those equipment.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss, if any, is recognized for the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses.

Leases

t. Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at the present value of minimum lease payments or the fair value of the asset, whichever is less. Assets under capital leases are amortized on a basis consistent with that of similar fixed assets or the lease term, whichever is less. Operating lease costs are recognized on a straight-line basis over the lease term.

Revenue recognition

u. Revenue recognition

The Group recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. For all sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of photovoltaic products from PRC to foreign customers, delivery of the products generally occurs at the point in time the product is delivered to the named port of shipment, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV products to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs generally at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred. In the case of sales that are contingent upon customer acceptance, revenue is not recognized until the deliveries are formally accepted by the customers.

The Group enters into certain sales contracts with retainage terms during 2012, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage after a specified period which generally range from one year to two years (the “Retainage Period”). Given the limited experience the Group has with respect to the collectability of the retainage, the Group defers recognition of the retainage as revenue until the customers pay it after the Retainage Period expires. The total amounts of retainage that were not recognized as revenue were RMB169,630,559 and RMB194,243,162 as of December 31, 2013 and 2014, respectively.

Advance payments received from customers for the future sale of products are recognized as advances from third party customers in the consolidated balance sheets. Advances from customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

The Group provides solar power product processing services to customers and the revenue of processing services is recognized upon completion which is generally evidenced by delivery of processed products to the customers.

The Group recognizes electricity generation revenue when persuasive evidence of an power purchase arrangement with the power grid company exists, electricity has been generated and be transmitted to the grid and the electricity generation records are reconciled with the grid companies, the price of electricity is fixed or determinable and the collectability of the resulting receivable is reasonably assured. The price of electricity generated by the Group's utility-scale and groud-mounted distributed generation (“DG”) power plants include a portion that is subsidized by the Chinese central government.

In addition, the Group's roof-top DG power plants are entitled to additional subsidies granted by Chinese central or local government on top of the sales price stipulated in the electricity sales supply agreements.

Starting July 1, 2013, the Group recognizes these subsidies as revenue when electricity is generated and transmitted to the grid and the electricity generation records are reconciled with the grid company because there are no further conditions attached to those subsidies and the above revenue recognition criteria are satisfied at such point of time. Refer to Note 3 for details about revenue recognition of these subsidies prior to July 1, 2013.

The Group recognizes revenue related to solar system integration projects on the percentage-of-completion basis. The Company estimates its revenues using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. No loss provision was recorded in the years ended December 31, 2012, 2013 and 2014.

In the PRC, value added tax (“VAT”) at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Segment report

v. Segment report

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group's chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group's reportable segments. Management has determined that the Group operates its business in two segments, as that term is defined by FASB ASC Topic 280, Segment reporting.

The Group's first segment is the vertically integrated solar power products manufacturing business (“manufacturing segment”), from silicon ingots, wafers, cells to solar modules.

The Group's second segment is the downstream solar projects (“solar projects segment”), through which the Group entities develop, construct and operate the solar projects, including (i) project development, (ii) engineering, procurement, and construction (“EPC”), (iii) connecting solar projects to the grid, operating and maintenance (“O&M”).

Cost of revenue

w. Cost of revenue

Cost of revenue for sales of photovoltaic products includes production and indirect costs, as well as shipping and handling costs for raw materials purchase and provision for inventories.

Costs of revenues for solar system integration projects include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design. Cost of solar system integration projects was RMB219,104,382, nil and nil, for the year ended December 31, 2012, 2013 and 2014, respectively.

Costs of electricity generation revenue include depreciation of solar power project assets and costs associated with operation and maintenance of the project assets. Cost of electricity sales was RMB5,593,865, RMB12,919,745 and RMB101,118,580 for years ended December 31, 2012, 2013 and 2014, respectively.

Warranty cost

x. Warranty cost

Solar modules produced by the Group are typically sold with either a 2-year or 5-year warranty for product defects, and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. Therefore, the Group is exposed to potential liabilities that could arise from these warranties. The potential liability is generally in the form of product replacement or repair.

Due to limited warranty claim history, the Group estimates warranty costs based on an assessment for its competitors' history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded in and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group began the sales of solar modules in the first half of 2009 and has not experienced any material warranty claims to-date in connection with declines in the power generation capacity of its solar modules or defects. The accrual for warranty cost as of December 31, 2012, 2013 and 2014 were RMB130,517,641, RMB195,235,102 and RMB287,087,880, respectively. The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs – non-current, respectively, which reflect our estimate of the timing of when the warranty expenditures will likely be made. For the years ended December 31, 2012, 2013 and 2014, warranty costs were RMB40,213,055, RMB67,516,104 and RMB92,255,203, respectively. The utilization of the warranty accruals for the years ended December 31, 2012, 2013 and 2014 were RMB6,159,049, RMB2,798,643 and RMB402,425, respectively.

The Group purchases warranty insurance policy which provides coverage for the product warranty services of solar modules worldwide. Prepayment for warranty insurance premium is initially recorded as other assets and is amortized over the insurance coverage period. Prepayment for warranty insurance premium is not recorded as reduction of estimated warranty liabilities. Once the Group receives insurance recoveries, warranty expenses will be credited.

Shipping and handling

y. Shipping and handling

Costs to ship products to customers are included in selling and marketing expenses in the consolidated statements of operations. Costs to ship products to customers were RMB164,942,482, RMB212,342,881 and RMB353,352,484 for the years ended December 31, 2012, 2013 and 2014, respectively.

Research and development	z. Research and development Research and development costs are expensed when incurred.
Start-up costs

aa. Start-up costs

The Group expenses all costs incurred in connection with start-up activities, including pre-production costs associated with new manufacturing facilities (excluding costs that are capitalized as part of property, plant and equipment) and costs incurred with the formation of new subsidiaries such as organization costs.

Income Taxes

ab. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The accounting for uncertain tax positions requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. The Group did not have any interest and penalties associated with uncertain tax positions in the year ended December 31, 2012, 2013 and 2014 as there were no uncertain tax positions.

Commitments and Contingencies

ac. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

Long-term payables

ad. Long-term payables

Long-term payable represents the amounts due to suppliers for purchase of material used in the project assets construction. As part of the payment term, the Group retains a portion of the purchase price, which will generally be paid by the Group two to three years after the related solar projects are completed. The retainages are paid upon certain specific conditions are met or passage of time. Long-term payable is initially recorded at the present value determined based on the market interest rate for long-term borrowing, and amortized over the payment terms of two to three years. Imputed interests of long-term payable were nil, RMB 506,109 and RMB 3,102,066 in the years ended December 31, 2012, 2013 and 2014, respectively, which were included in interest expenses.

Fair value of financial instruments

ae. Fair value of financial instruments

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). A hierarchy is established for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group's evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group's consolidated assets, liabilities, equity and net income.

The Group's financial instruments consist principally of cash and cash equivalents, restricted cash, restricted short-term investments, accounts and notes receivable, forward contract receivable, other receivables, prepayments and other current assets, capped call options, accounts and notes payable, other payables and accruals, forward contracts payable, short-term borrowings, long-term borrowings and convertible senior notes.

The forward contracts receivable and payable, capped call options and convertible senior notes are measured at fair value (note 30). Except for these financial instruments and long-term borrowing, the carrying values of the Group's other financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of long-term borrowing approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Government grants

af. Government grants

Government grants related to technology upgrades and enterprise development are recognized as subsidy income when received. For the years ended December 31, 2012, 2013 and 2014, the Group received financial subsidies of RMB40,902,610 , RMB7,583,102 and RMB49,785,321 from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions, including none related to specific use or disposition of the funds, attached. Such amounts were recorded as subsidy income in the consolidated statements of operations. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Government grants related to assets are initially recorded as other payables and accruals which are then deducted from the carrying amount when the assets are ready for use and approved by related government. The Company received government grant related to assets of RMB119,820,411, RMB63,331,500 and RMB92,440,000 during the years ended December 31, 2012, 2013 and 2014, respectively.

Repurchase of share

ag. Repurchase of share

When the Company's shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company's shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

Statutory reserves

ah. Statutory reserves

Zhejiang Jinko, as sino-foreign owned joint venture incorporated in the PRC, is required to make appropriations of net profits, after recovery of accumulated deficit, to (i) a general reserve fund, (ii) an enterprise expansion fund, and (iii) a staff bonus and welfare fund prior to distribution of dividends to investors. These reserve funds are set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (the "PRC GAAP"). The percentage of net profit for appropriation to these funds is at the discretion of their board of directors.

Jiangxi Jinko and Jinko Engineering, as wholly foreign owned enterprises incorporated in the PRC, are required on an annual basis to make appropriations of net profits, after the recovery of accumulated deficit, to a general reserve fund and a staff bonus and welfare fund. These reserve funds are set at certain percentage of after-tax profit determined in accordance with the PRC GAAP. The percentage of the appropriation for general reserve fund is at least 10%, and the percentage of the appropriation for staff bonus and welfare fund is at the discretion of its boards of directors.

Except for the aforementioned subsidiaries, the Company's other subsidiaries, as domestic enterprises incorporated in the PRC, are required on an annual basis to make an appropriation of net profits, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax profit determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group's statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

During the years ended December 31, 2012, 2013 and 2014, the Group made total appropriations to statutory reserves of RMB56,894, RMB5,887,925 and RMB66,975,887, respectively.

Earnings/(Loss) per share

ai. Earnings/(Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to ordinary shareholders, as adjusted for the change in income or loss as result from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Periodic accretion to redeemable non-controlling interests in connection with the outstanding redeemable convertible preferred shares of a subsidiary (note 6), and the remaining net profit of the subsidiary (if any after deducting the accretion) that attributes to its outstanding redeemable convertible preferred shares under the two-class method, are recorded as deductions to consolidated net income to arrive at net income (loss) available to the Company's ordinary shareholders.

Share-based compensation

aj. Share-based compensation

The Company's share-based payment transactions with employees, including share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Other comprehensive income/(loss)

ak. Other comprehensive income/(loss)

Other comprehensive income/(loss) is defined as the change in equity during a period from non-owner sources. The Company's other comprehensive income/(loss) for each period presented is comprised of foreign currency translation adjustment of the Company's foreign subsidiaries and unrealized gains and losses on available-for-sale securities.

Convenience translation

al. Convenience translation

Translations of balances in the consolidated balance sheet, consolidated statement of operation, consolidated statement of comprehensive income and statement of cash flows from RMB into United States dollars ("US$" or "USD") as of and for the year ended December 31, 2014 are solely for the convenience of readers and were calculated at the rate of RMB6.2046 to US$1.00, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2014, or at any other rate.

Recent accounting pronouncements

am. Recent accounting pronouncements

In April 2014, the FASB issued Accounting Standards Update No. 2014-08 ‘‘Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity''. The new guidance changes the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Additionally, ASU 2014-08 requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. ASU 2014-08 is effective for the Company in the first quarter of fiscal 2015. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (‘‘ASU 2014-09''), ‘‘Revenue from Contracts with Customers (Topic 606)''. ASU 2014-09 will eliminate transaction-specific and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principle-based approach for determining revenue recognition. ASU 2014-09 will require that companies recognize revenue based on the value of transferred goods or services as they occur in the contract. The ASU also will require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective for reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. Entities can transition to the standard either retrospectively or as a cumulative effect adjustment as of the date of adoption. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern”. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.